Related parties	12 Months Ended
Nov. 30, 2024
Related party transactions [abstract]
Related parties
27.	Related parties
The key management personnel of the Company are the directors, the President and Chief Executive Officer, the Senior Vice President and Chief Financial Officer, the Global Commercial Officer and the Senior Vice President and Chief Medical Officer.
Key management personnel compensation comprises:

	2024	2023	2022

Short-term employee benefits	$3,532	$3,259	$3,191

Post-employment benefits	91	95	86

Share-based compensation	2,658	1,355	2,078

	$6,281	$4,709	$5,355

As at November 30, 2024, the key management personnel controlled 1.1% (2023 – 1.1%) of the voting shares of the Company.